Related Party Transactions	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 - Related Party Transactions

A.	Name of related parties and relationships with the Company:

Related Party	Relationship
Daniel Shih (Daniel) *	Co-founder/promoter and shareholder; Aircom’s CEO and Director between February 13, 2017 and April 26, 2017; Aircom’s CFO between February 13, 2017 and May 5, 2017
Dmedia Holding LP (Dmedia)	26.85% shareholder
Bummy Wu	Shareholder
Yih Lieh (Giretsu) Shih	President of Aircom Japan
Hao Wei Peng	Employee of Aircom Taiwan
Louis Giordimanina	Employee of Aircom
dMobile System Co. Ltd. (dMobile)	Daniel is the Chairman
Klingon Aerospace, Inc. (Klingon)	Daniel was the Chairman from February 2015 to February 2016
Law Office of Jan Yung Lin	100% owned by Jan Yung Lin (Director)
Priceplay.com, Inc. (PPUS)	Daniel is the Chairman
Priceplay Taiwan Inc. (PPTW)	Parent of PPUS
Wealth Wide Int’l Ltd. (WWI)	Bummy Wu is the Chairman
Yun Shu Chiou	Former CEO and President

* Daniel has relinquished “beneficial ownership” of substantially all of his equity interests in the Company (whether held directly or indirectly) in a manner acceptable to the Company. This means that Daniel no longer, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise has or shares (i) voting power, which includes the power to vote, or to direct the voting of, securities, and/or (ii) investment power, which includes the power to dispose, or to direct the disposition of, shares of our common stock, except for a de minimus number of shares of the common stock which will continue to be beneficially owned by him by way of his being a control person in another entity that owns shares of the common stock. Daniel will, however, retain a pecuniary interest in some of the shares of the common stock over which he has relinquished voting and investment power.  Daniel has also removed himself from any and all activities relating to the Company’s business, including, but not limited to managerial, directional, advisory, promotional, developmental and fund-raising activities, effective upon the effectiveness of the registration statement on Form S-1 filed with the SEC on December 20, 2017, as amended to date. Additionally, Barbie Shih (Barbie), Daniel’s wife, was not re-elected to our board of directors on December 29, 2017. As a result of these events, neither Daniel nor Barbie will maintain any active affiliation with, or material beneficial ownership interest in, the Company.

B.	Significant related party transactions:

The Company has extensive transactions with its related parties. It is possible that the terms of these transactions are not the same as those which would result from transactions among wholly unrelated parties.

a.	As of March 31, 2018 and December 31, 2017 and 2016,

	March 31,	December 31,
	2018	2017	2016

Other receivable from Hao Wei Peng[1]	$-	$46,743	$-
Rental deposit to Daniel	$2,542	$2,396	$4,966
Loan from Dmedia [2]	$325,040	$-	$-

Other payable to:

Klingon[3]	$762,000	$762,000	$762,000
Louis Giordimanina	135,973	-	-
Daniel[4]	132,305	128,543	49,500
Yih Lieh (Giretsu) Shih[4]	81,752	76,600	69,385
WWI[5]	38,241	9,410	-
PPTW	-	-	819,300
PPUS	-	-	737,000
dMobile	-	-	471,100
Bummy Wu	-	-	32,149
Others[4]	149,307	105,842	15,141
Total	$1,299,578	$1,082,395	$2,955,575

1.	Represents receivable from Mr. Peng due to the transactions prior to the acquisition of Aircom Telecom on December 19, 2017. The amount is subsequently collected on January 4, 2018.

2.	Represents short-term loan from Dmedia Holding LP. This short-term loan will expire on January 30, 2019 with an annual interest rate of 3%.

3.	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2017 and 2016, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.

4.	Represents payable to employees as a result of regular operating activities.

5.	Represents rent for a warehouse in Hong Kong to store the Company’s hardware.

b.	For the three-month periods ended March 31, 2018 and 2017, and years ended December 31, 2017, 2016 and 2015,

	Three Months Ended March 31,		Year Ended December 31,
	2018	2017	2017	2016	2015
Sales to		(Unaudited)
dMobile	$-	$-	$-	$-	$5,478,900
PPUS	-	-	-	-	650,000
Total	$-	$-	$-	$-	$6,128,900

100% of the Company’s sales for the year ended December 31, 2015 were to related parties.

	Three Months Ended March 31,		Year Ended December 31,
	2018	2017	2017	2016	2015
		(Unaudited)
Intangible purchase from dMobile	$-	$-	$-	$-	$4,950,000

Legal expense paid to Law Office of Jan Yung Lin	$-	$-	$-	$10,000	$51,431
Consulting expense paid to Yun Shu Chiou	$-	$-	$55,000	$-	$-
Consulting expense paid to Louis Giordimanina	$134,971	$-	-	-	-
Rental expense charged by Daniel	$4,040	$3,566	$20,232	$-	$-
Rental expense charged by WWI	$1,350	$-	$3,150	$-	$-
Interest expense charged by Dmedia	$1,201	$-	$-	$-	$-

Aircom Japan entered into a lease agreement with Daniel, between August 1, 2014 and July 31, 2016, which was renewed to expire on July 31, 2018. Pursuant to the terms of this lease agreement, Aircom Japan pays Daniel a rental fee of approximately $1,200 per month.

The Company has a lease agreement with WWI with monthly rental cost of $450. The lease term is from June 1, 2017 to May 31, 2018.